INTEREST BEARING LOANS AND BORROWINGS - Schedule of Assets Pledged (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Assets Pledged [Abstract]
Vessels	$ 3,650,652	$ 3,467,300		$ 3,300,456
Deferred Charges [Abstract]
Debt issuance costs	(46,039)	(41,691)	$ (31,129)
Accumulated amortization	22,926	17,373	10,953
Debt issuance costs	(23,113)	(24,318)		(20,176)
Vessels and equipment
Assets Pledged [Abstract]
Vessels	3,600,372	3,422,491		$ 3,255,686
Vessels and equipment | Pledged as collateral
Assets Pledged [Abstract]
Vessels	$ 3,650,325	$ 3,466,782	$ 3,300,176